Leases - Maturity analysis of Group's lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 5,922.3	$ 4,888.8
Weighted average interest rate (as a percent)	8.10%	8.10%
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1,321.7	$ 1,644.7
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,581.0	2,308.2
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 2,019.6	$ 935.9